COMMITMENTS AND CONTINGENCY (Tables)	12 Months Ended
Jun. 30, 2026
COMMITMENTS AND CONTINGENCY
Schedule of total future minimum purchase commitment

Twelve months ending June 30,	RMB	US Dollars
2027	¥29,572,996	$4,358,520
2028	300,000	44,215
2029	300,000	44,215
2030	300,000	44,215
2031	150,000	22,107
Total minimum payments required	¥30,622,996	$4,513,272

Schedule of non-cancellable operating lease agreements

Twelve months ending June 30,	RMB	US Dollars
2027	¥411,635	$60,667
2028	434,272	64,004
2029	334,788	49,342
Total	¥1,180,695	$174,013